Offerings - Offering: 1	Aug. 14, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares $0.0002 Par Value per Share
Amount Registered | shares	21,334,134
Proposed Maximum Offering Price per Unit	5.64
Maximum Aggregate Offering Price	$ 120,324,515.76
Fee Rate	0.01531%
Amount of Registration Fee	$ 18,421.68
Offering Note	1 Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of the Registrant's securities that become issuable by reason of any stock split, stock dividend, recapitalization, reclassification, merger, consolidation or similar event. 2 Amount Registered includes up to 13,521,634 common shares issuable upon conversion of 112,500 Series A Perpetual Cumulative Convertible Preferred Shares, par value $0.00125 per share of the Registrant, at the election of a selling shareholder at July 31, 2025 (the "Series A Preferred Shares"). Subject to certain anti-dilution adjustments, as provided for in the amended and restated certificate of designations establishing the conversion price and the powers, designations, preferences and privileges and the qualifications, limitations or restrictions for the Series A Preferred Shares (the "A&R Certificate of Designations") and limitations on conversion with respect to the holders, the Series A Preferred Shares are convertible at the option of the holders thereof at any time (as set forth in the A&R Certificate of Designations) into a number of common shares equal to the sum of the liquidation preference of the Series A Preferred Shares and any accrued but unpaid dividends, divided by the Conversion Price (as defined in the A&R Certificate of Designations). 3 Proposed Maximum Offering Price Per Share is estimated pursuant to Rule 457(c) under the Securities Act, solely for the purpose of calculating the registration fee and based upon the average of the high and low prices of the common shares of James River Group Holdings, Ltd., as reported on the Nasdaq Global Select Market on August 11, 2025.